Significant Accounting Policies - Sales and marketing expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales and marketing expenses
Sales and marketing expenses
Total advertising expenses	¥ 180	¥ 2,340	¥ 4,900